Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Provision for doubtful receivables	$ 266	1,655	2,586
Fixed assets depreciation	2,146	13,367	36,274
Net operating loss carry-forward	53,514	333,397	248,790
Accrued expenses, payroll and others	34,382	214,211	140,805
Deferred tax assets	90,308	562,630	428,455
Valuation allowance	(56,020)	(349,012)	(254,919)
Deferred tax assets, net	34,288	213,618	173,536
Long-lived assets arising from acquisitions	46,465	289,482	131,629
Deferred tax liabilities	$ 46,465	289,482	131,629